Derivative Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Risk Management
DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

Our earnings and cash flow are subject to fluctuations due to changes in foreign currency exchange rates and interest rates.  Our Risk Management Policy (policy) allows for the use of derivative financial instruments to prudently manage foreign currency exchange rate and interest rate exposures.  Our policy specifies that derivatives are not to be used for speculative purposes.  Derivatives that we use are primarily foreign currency forward and option contracts, cross currency contracts and interest rate swaps.  Our derivative activities are subject to the management, direction and control of our senior financial officers.  Risk management practices, including the use of financial derivative instruments, are presented to the Audit Committee of the Caterpillar Inc. Board of Directors at least annually.

All derivatives are recognized on the Consolidated Statements of Financial Position at their fair value.  On the date the derivative contract is entered into, we designate the derivative as (1) a hedge of the fair value of a recognized asset or liability (fair value hedge), (2) a hedge of a forecasted transaction or the cash flow variability associated with variable-rate debt (cash flow hedge) or (3) an undesignated instrument.  Changes in the fair value of a derivative that is qualified, designated and highly effective as a fair value hedge, along with the gain or loss on the hedged recognized asset or liability that is attributable to the hedged risk, are recorded in current earnings.  Changes in the fair value of a derivative that is qualified, designated and highly effective as a cash flow hedge are recorded in Accumulated other comprehensive income (loss) (AOCI) on the Consolidated Statements of Financial Position until they are reclassified to earnings in the same period or periods during which the hedged transaction affects earnings.  Changes in the fair value of undesignated derivative instruments and the ineffective portion of designated derivative instruments are reported in current earnings.  Cash flow from designated derivative financial instruments is classified within the same category as the item being hedged on the Consolidated Statements of Cash Flows.  Cash flow from undesignated derivative financial instruments is included in the investing category on the Consolidated Statements of Cash Flows.

We formally document all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions.  This process includes linking all derivatives that are designated as fair value hedges to specific assets and liabilities on the Consolidated Statements of Financial Position and linking cash flow hedges to specific forecasted transactions or variability of cash flow.

We also formally assess, both at the hedge’s inception and on an ongoing basis, whether the designated derivatives that are used in hedging transactions are highly effective in offsetting changes in fair value or cash flow of hedged items.  When a derivative is determined not to be highly effective as a hedge or the underlying hedged transaction is no longer probable, we discontinue hedge accounting prospectively, in accordance with derecognition criteria for hedge accounting.

Foreign Currency Exchange Rate Risk
In managing foreign currency risk, our objective is to minimize earnings volatility resulting from conversion, and the remeasurement of net foreign currency balance sheet positions and future transactions denominated in foreign currencies.  Our policy allows the use of foreign currency forward, option, and cross currency contracts to offset the risk of currency mismatch between our receivables and debt, and exchange rate risk associated with future transactions denominated in foreign currencies.  Substantially all such foreign currency forward, option and cross currency contracts are undesignated.

Interest Rate Risk
Interest rate movements create a degree of risk by affecting the amount of our interest payments and the value of our fixed-rate debt.  Our practice is to use interest rate swaps to manage our exposure to interest rate changes and, in some cases, to lower the cost of borrowed funds.

We have a match-funding policy that addresses interest rate risk by aligning the interest rate profile (fixed or floating rate) of our debt portfolio with the interest rate profile of our receivables portfolio within predetermined ranges on an ongoing basis.  In connection with that policy, we use interest rate derivative instruments to modify the debt structure to match assets within the receivables portfolio.  This matched funding reduces the volatility of margins between interest-bearing assets and interest-bearing liabilities, regardless of which direction interest rates move.

Our policy allows us to use fixed-to-floating, floating-to-fixed and floating-to-floating interest rate swaps to meet the match-funding objective.  We designate fixed-to-floating interest rate swaps as fair value hedges to protect debt against changes in fair value due to changes in the benchmark interest rate.  We designate most floating-to-fixed interest rate swaps as cash flow hedges to protect against the variability of cash flows due to changes in the benchmark interest rate.

As of December 31, 2012, $3 million of deferred net losses, net of tax, included in equity (AOCI in the Consolidated Statements of Financial Position), related to our floating-to-fixed interest rate swaps, are expected to be reclassified to Interest expense over the next twelve months.  The actual amount recorded in Interest expense will vary based on interest rates at the time the hedged transactions impact earnings.

We have, at certain times, liquidated fixed-to-floating interest rate swaps that resulted in deferred gains at the time of liquidation.  The deferred gains associated with these interest rate swaps are included in Long-term debt in the Consolidated Statements of Financial Position and are being amortized to Interest expense over the remaining term of the previously designated hedged item.

The location and fair value of derivative instruments reported in the Consolidated Statements of Financial Position were as follows:

(Millions of dollars)
		Asset (Liability) Fair Value
		December 31,
	Consolidated Statements of Financial Position Location	2012	2011	2010
Designated derivatives
Interest rate contracts	Other assets	$226	$248	$211
Interest rate contracts	Accrued expenses	(8)	(6)	(18)
		$218	$242	$193
Undesignated derivatives
Foreign exchange contracts	Other assets	$10	$7	$6
Foreign exchange contracts	Accrued expenses	(5)	(16)	(9)
Cross currency contracts	Accrued expenses	(1)	—	—
Interest rate contracts	Other assets	2	—	—
Interest rate contracts	Accrued expenses	(1)	(1)	(1)
		$5	$(10)	$(4)

For the years ended December 31, 2012, 2011 and 2010, the deferred gains (losses) recorded in AOCI on the Consolidated Statements of Changes in Stockholder’s Equity associated with our cash flow interest rate contract hedges were as follows:

(Millions of dollars)
Balance as of December 31, 2011, net of tax of $3	$(6)
Gains (losses) deferred during the year, net of tax of $-	1
(Gains) losses reclassified to earnings, net of tax of $(1)	(3)
Balance as of December 31, 2012, net of tax of $4	$(8)

(Millions of dollars)
Balance as of December 31, 2010, net of tax of $6	$(14)
Gains (losses) deferred during the year, net of tax of $-	(1)
(Gains) losses reclassified to earnings, net of tax of $3	9
Balance as of December 31, 2011, net of tax of $3	$(6)

(Millions of dollars)
Balance as of December 31, 2009, net of tax of $21	$(41)
Gains (losses) deferred during the year, net of tax of $1	(6)
(Gains) losses reclassified to earnings, net of tax of $16	33
Balance as of December 31, 2010, net of tax of $6	$(14)

The effect of derivatives designated as hedging instruments on the Consolidated Statements of Profit was as follows:

Fair Value Hedges
(Millions of dollars)
		Year Ended December 31, 2012
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts	Other income (expense)	$(20)	$36

		Year Ended December 31, 2011
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts	Other income (expense)	$39	$(44)

		Year Ended December 31, 2010
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts	Other income (expense)	$107	$(98)

Cash Flow Hedges
(Millions of dollars)
		Year Ended December 31, 2012
	Classification of Gains (Losses)	Reclassified from AOCI to Earnings (Effective Portion)	Recognized in Earnings (Ineffective Portion)
Interest rate contracts	Interest expense	$4	$—
Interest rate contracts	Other income (expense)	—	(1)
		$4	$(1)

		Year Ended December 31, 2011
	Classification of Gains (Losses)	Reclassified from AOCI to Earnings (Effective Portion)	Recognized in Earnings (Ineffective Portion)
Interest rate contracts	Interest expense	$(12)	$—
Interest rate contracts	Other income (expense)	—	(2)
		$(12)	$(2)

		Year Ended December 31, 2010
	Classification of Gains (Losses)	Reclassified from AOCI to Earnings (Effective Portion)	Recognized in Earnings (Ineffective Portion)
Interest rate contracts	Interest expense	$(49)	$—
Interest rate contracts	Other income (expense)	—	(1)
		$(49)	$(1)

The effect of derivatives not designated as hedging instruments on the Consolidated Statements of Profit was as follows for the years ended December 31:

Undesignated Derivatives
(Millions of dollars)
	Classification of Gains (Losses)	2012	2011	2010
Foreign exchange contracts	Other income (expense)	$7	$(15)	$16
Cross currency contracts	Other income (expense)	(1)	—	—
Interest rate contracts	Other income (expense)	—	—	2
		$6	$(15)	$18

Balance sheet offsetting
We enter into International Swaps and Derivatives Association (ISDA) master netting agreements that permit the net settlement of amounts owed under their respective derivative contracts. Under these master netting agreements, net settlement generally permits us or the counterparty to determine the net amount payable for contracts due on the same date and in the same currency for similar types of derivative transactions. The master netting agreements generally also provide for net settlement of all outstanding contracts with a counterparty in the case of an event of default or a termination event.

Collateral is generally not required of the counterparties or us under the master netting agreements. As of December 31, 2012, 2011 and 2010, no cash collateral was received or pledged under the master netting agreements.

The effect of the net settlement provisions of the master netting agreements on our derivative balances upon an event of default or a termination event is as follows:

Offsetting of Derivative Assets and Liabilities
(Millions of dollars)
	December 31, 2012	December 31, 2011	December 31, 2010
Derivative Assets
Gross Amount of Recognized Assets	$238	$255	$217
Gross Amounts Offset	—	—	—
Net Amount of Assets(1)	238	255	217
Gross Amounts Not Offset
Financial Instruments	(12)	(11)	(26)
Cash Collateral Received	—	—	—
Net Amount	$226	$244	$191

Derivative Liabilities
Gross Amount of Recognized Liabilities	$(15)	$(23)	$(28)
Gross Amounts Offset	—	—	—
Net Amount of Liabilities(1)	(15)	(23)	(28)
Gross Amounts Not Offset
Financial Instruments	12	11	26
Cash Collateral Received	—	—	—
Net Amount	$(3)	$(12)	$(2)

(1) As presented in the Consolidated Statements of Financial Position.